                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      292 Asset Management, LLC
Address:   292 Madison Avenue, 14th Floor
           New York, New York 10017

Form 13F File Number:  28-13651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Shaoul
Title:     Chief Executive Officer
Phone:     212-514-2350

Signature, Place, and Date of Signing:

    /s/ Michael Shaoul        New York, New York         February 8, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                   ---------

Form 13F Information Table Entry Total:            0
                                                   ---------

Form 13F Information Table Value Total:            $0
                                                   ---------

List of Other Included Managers: NONE

                                   FORM 13F
                               INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                                                     VALUE   SHRS OR                 INVEST OTHER ----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000) PRN AMT SH/PRN PUT/CALL DISCR  MGRS  SOLE SHARED NONE
--------------            -------------- ---------- -------- ------- ------ -------- ------ ----- ---- ------ ----
Not applicable...........       0        000000000     0        0      0       0       0      0    0     0     0